27. Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan

As of December 31, 2019 the position of granted options is as set forth below:

Grant Year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in reais)	Fair Value at grant date (in reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
(a) 2010	02/02/2010	2,774,640	245,007	20.65	16.81	77.95%	2.73%	8.65%	0.1
2011	12/20/2010	2,722,444	484,009	27.83	16.07 (b)	44.55%	0.47%	10.25%	0.8
2012	10/19/2012	778,912	205,716	12.81	5.32 (c)	52.25%	2.26%	9.00%	2.7
2013	05/13/2013	802,296	220,413	12.76	6.54 (d)	46.91%	2.00%	7.50%	3.3
2014	08/12/2014	653,130	197,661	11.31	7.98 (e)	52.66%	3.27%	11.00%	4.5
2015	08/11/2015	1,930,844	601,793	9.35	3.37 (f)	55.57%	5.06%	13.25%	5.5
2016	06/30/2016	5,742,732	3,172,111	2.62	1.24 (g)	98.20%	6.59%	14.25%	6.4
2017	08/08/2017	947,767	548,604	8.44	7.91 (h)	80.62%	1.17%	11.25%	7.6
2018	05/24/2018	718,764	478,935	20.18	12.68 (i)	55.58%	0.60%	6.50%	8.4
2019	12/11/2019	1,749,223	1,506,606	25.40	12.10 (j)	61.98%	3.17%	9.00%	9.3
Total	12/31/2019	18,820,752	7,660,855

(a)   In April 2010, a complementary grant of 101,894 shares was approved, referring to the 2010 plan.

(b)   Fair value calculated by the average of R$16.92, R$16.11 and R$15.17 for the respective vesting periods (2011, 2012 and 2013).

(c)   Fair value calculated by the average of R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).

(d)   Fair value calculated by the average of R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).

(e)   Fair value calculated by the average of R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).

(f)    Fair value calculated by the average of R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).

(g)   On July 27, 2016, 900,000 shares were granted in addition to the 2016 plan. The fair value was calculated by the average of R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).

(h)   Fair value calculated by the average of R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).

(i)    Fair value calculated by the average of R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).

(j)    Fair value calculated by the average of R$12.90, R$12.32 and R$11.65 for the respective vesting periods (2019, 2020 and 2021).

Schedule of movement in the stock options outstanding

The movement of stock options during the year ended on December 31, 2019 is shown below:

	Number of stock options	Weighted average exercise price
Outstanding options on December 31, 2018	7,820,512	9.19
Options granted	2,732,163	25.40
Conversion of restricted shares to call options	3,372,183	2.62
Options exercised	(5,804,249)	5.23
Options canceled and adjustments in estimated prescribed rights	(459,754)	27.54
Outstanding options on December 31, 2019	7,660,855	7.11

Number of options exercisable as of:
December 31, 2018	7,065,174	8.01
December 31, 2019	5,939,631	8.42

Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan

As of December 31, 2019 the position of restricted shares is as set forth below:

Grant year	Approval date	Total Shares granted	Total vested shares	Average fair value at grant date
2016	06/30/2016	4,007,081	-	2.62
2017	08/08/2017	1,538,213	1,010,249	8.44
2018	05/24/2018	773,463	523,747	20.18
Total	12/31/2019	6,318,757	1,533,996

Schedule of movement in the stock options outstanding

The movement of total restricted shares during the year ended on December 31, 2019 is shown below:

Total restricted shares
Restricted shares outstanding as of December 31, 2018	4,865,741
Conversion of restricted shares to call options	(3,372,183)
Restricted shares transferred to the employee	(283,483)
Restricted shares cancelled and adjustments in estimated expired rights	323,921
Restricted shares outstanding as of December 31, 2019	1,533,996

Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of stock options plan

As of December 31, 2019 the position of granted options is as set forth below:

Grant Year	Date of approval	Total options granted	Number of options outstanding	Exercise price of the option (in reais)	Average fair value at grant date	Estimated volatility of share price	Expected dividend yield	Risk-Free return rate	Average remaining maturity (in years)
2013	08/08/2013	1,058,043	-	21.7	4.25(a)	36.35%	6.96%	7.40%	3.5
2014	04/02/2014	1,150,000	-	5.58	4.90(b)	33.25%	10.67%	9.90%	4.0
2018	07/31/2018	1,300,000	975,000	48.82	8.93(c)	41.28%	9.90%	6.39%	8.6
Total	12/31/2019	3,508,043	975,000

(a) Average fair value in reais calculated for the 2013 stock option plan of R$4.84 and R$4.20 for the 2013 and 2014 vesting periods; and, R$3.73 for the 2015 and 2016 vesting periods.

(b) Average fair value in reais calculated for the 2014 stock option plan of R$4.35, R$4.63, R$4.90, R$5.15 and R$5.37 for the 2014, 2015, 2016, 2017 and 2018 vesting periods.

(c) Average fair value in reais calculated for the 2018 stock option plan of R$8.17, R$8.63, R$9.14, and R$9.77 for the 2019, 2020, 2021 and 2022 vesting periods.

Schedule of movement in the stock options outstanding

The movement of stock options during the year ended on December 31, 2019 is shown below:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding Options on December 31, 2018	1,077,053	50.16
Adjustments in Estimated Prescribed Rights	48.947	26.21
Options Exercised	(151,000)	5.58
Outstanding Options on December 31, 2019	975,000	48.82